Tax - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Income Taxes [Line Items]
Net deferred tax liabilities	£ 7,181	£ 6,765	£ 4,815
Deferred tax assets	47	428
Net operating losses
Disclosure Of Income Taxes [Line Items]
Net deferred tax liabilities	(47)	£ (428)
Deferred tax assets	39
Capital losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	£ 8